Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

July 31, 2019

JSC-QTLY-0919
1.804823.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Entertainment - 1.9%
Daiichikosho Co. Ltd.	167,900	$6,968,182
DeNA Co. Ltd.	287,300	5,479,523
		12,447,705
Interactive Media & Services - 1.1%
Yahoo! Japan Corp.	2,470,000	7,234,458
Media - 1.6%
Hakuhodo DY Holdings, Inc.	650,000	10,264,730

TOTAL COMMUNICATION SERVICES		29,946,893

CONSUMER DISCRETIONARY - 18.0%
Auto Components - 4.8%
Aisin Seiki Co. Ltd.	199,000	6,484,557
Bridgestone Corp.	244,900	9,193,674
DaikyoNishikawa Corp.	595,900	4,940,728
Sumitomo Electric Industries Ltd.	869,500	10,758,267
		31,377,226
Automobiles - 1.9%
Isuzu Motors Ltd.	821,000	9,084,725
Subaru Corp.	146,000	3,402,713
		12,487,438
Distributors - 3.5%
Central Automotive Products Ltd.	885,000	16,221,071
PALTAC Corp.	136,000	6,700,616
		22,921,687
Hotels, Restaurants & Leisure - 1.7%
Koshidaka Holdings Co. Ltd.	782,000	11,156,025
Internet & Direct Marketing Retail - 1.0%
Aucnet, Inc.	575,000	6,553,911
Specialty Retail - 4.0%
Arc Land Sakamoto Co. Ltd.	493,700	5,994,831
Fuji Corp.	340,600	6,386,837
Nitori Holdings Co. Ltd.	68,600	9,288,335
Workman Co. Ltd.	106,000	4,852,284
		26,522,287
Textiles, Apparel & Luxury Goods - 1.1%
Hagihara Industries, Inc.	565,600	7,060,252

TOTAL CONSUMER DISCRETIONARY		118,078,826

CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 1.9%
Kirindo Holdings Co. Ltd.	301,100	4,929,305
San-A Co. Ltd.	184,000	7,424,947
		12,354,252
Food Products - 4.9%
Japan Meat Co. Ltd. (a)	347,400	5,776,695
Kotobuki Spirits Co. Ltd.	124,000	7,363,177
Morinaga & Co. Ltd.	209,700	9,888,418
S Foods, Inc.	294,569	9,097,820
		32,126,110

TOTAL CONSUMER STAPLES		44,480,362

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Idemitsu Kosan Co. Ltd.	219,000	6,035,071
San-Ai Oil Co. Ltd.	860,800	8,316,029
		14,351,100
FINANCIALS - 7.2%
Banks - 2.4%
Mitsubishi UFJ Financial Group, Inc.	1,374,600	6,789,155
Shinsei Bank Ltd.	603,300	9,112,828
		15,901,983
Diversified Financial Services - 2.1%
ORIX Corp.	676,800	9,714,341
Ricoh Leasing Co. Ltd.	125,000	3,854,904
		13,569,245
Insurance - 2.7%
T&D Holdings, Inc.	878,000	9,859,804
Tokio Marine Holdings, Inc.	149,500	7,935,615
		17,795,419

TOTAL FINANCIALS		47,266,647

HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 2.0%
Medikit Co. Ltd.	141,100	7,898,695
Paramount Bed Holdings Co. Ltd.	138,900	5,330,522
		13,229,217
Health Care Providers & Services - 1.6%
A/S One Corp.	123,000	10,209,486
Pharmaceuticals - 1.9%
Santen Pharmaceutical Co. Ltd.	450,000	7,284,217
Shionogi & Co. Ltd.	95,000	5,259,676
		12,543,893

TOTAL HEALTH CARE		35,982,596

INDUSTRIALS - 26.9%
Air Freight & Logistics - 0.8%
AIT Corp.	573,220	5,353,355
Airlines - 1.4%
Japan Airlines Co. Ltd.	284,600	8,965,201
Building Products - 1.6%
Sekisui Jushi Corp.	546,300	10,459,995
Commercial Services & Supplies - 2.8%
Aeon Delight Co. Ltd.	178,800	5,349,701
ProNexus, Inc.	375,000	3,746,898
Secom Joshinetsu Co. Ltd.	281,400	9,130,821
		18,227,420
Construction & Engineering - 1.5%
Hokuriku Electrical Construction Co. Ltd.	859,300	7,108,834
Toshiba Plant Systems & Services Corp.	184,500	3,101,852
		10,210,686
Electrical Equipment - 1.9%
Aichi Electric Co. Ltd.	193,100	4,881,193
Denyo Co. Ltd.	522,600	7,575,514
		12,456,707
Machinery - 3.7%
CKD Corp.	375,000	4,170,880
Kawasaki Heavy Industries Ltd.	210,000	4,569,146
Mitsubishi Heavy Industries Ltd.	191,700	7,907,850
NGK Insulators Ltd.	515,000	7,659,481
		24,307,357
Marine - 1.1%
Nippon Concept Corp.	645,000	7,197,628
Professional Services - 3.9%
Funai Soken Holdings, Inc.	211,480	4,865,653
Persol Holdings Co., Ltd.	290,000	7,082,728
Yamada Consulting Group Co. Ltd.	752,700	13,678,536
		25,626,917
Trading Companies & Distributors - 7.0%
Chori Co. Ltd.	196,100	3,073,357
Inaba Denki Sangyo Co. Ltd.	268,800	12,428,201
Itochu Corp.	505,000	9,615,570
Mitani Shoji Co. Ltd.	143,100	7,076,735
Trusco Nakayama Corp.	242,550	5,011,972
Yuasa Trading Co. Ltd.	305,800	8,671,689
		45,877,524
Transportation Infrastructure - 1.2%
Kamigumi Co. Ltd.	352,000	8,121,335

TOTAL INDUSTRIALS		176,804,125

INFORMATION TECHNOLOGY - 12.3%
Electronic Equipment & Components - 4.8%
Amano Corp.	497,200	15,059,050
Dexerials Corp.	856,500	5,692,155
Hitachi High-Technologies Corp.	215,000	10,968,379
		31,719,584
IT Services - 3.8%
GMO Internet, Inc.	285,000	4,668,352
Otsuka Corp.	287,000	11,409,826
TKC Corp.	204,200	8,521,629
		24,599,807
Semiconductors & Semiconductor Equipment - 1.1%
Renesas Electronics Corp. (b)	1,260,000	7,516,684
Software - 1.5%
Broadleaf Co. Ltd.	592,200	3,135,465
Oracle Corp. Japan	77,200	6,443,386
		9,578,851
Technology Hardware, Storage & Peripherals - 1.1%
Elecom Co. Ltd.	203,500	7,398,129

TOTAL INFORMATION TECHNOLOGY		80,813,055

MATERIALS - 8.9%
Chemicals - 6.4%
C. Uyemura & Co. Ltd.	131,400	7,198,676
Lintec Corp.	408,000	8,629,543
Mitsubishi Chemical Holdings Corp.	1,604,800	11,393,286
Nihon Parkerizing Co. Ltd.	330,000	3,697,674
SK Kaken Co. Ltd.	23,600	10,738,119
		41,657,298
Construction Materials - 1.4%
Taiheiyo Cement Corp.	328,500	9,226,035
Metals & Mining - 1.1%
JFE Holdings, Inc.	547,000	7,231,881

TOTAL MATERIALS		58,115,214

REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
Century21 Real Estate Japan Ltd.	415,400	4,612,586
Kenedix, Inc.	765,000	3,902,702
		8,515,288
UTILITIES - 2.8%
Electric Utilities - 1.1%
The Okinawa Electric Power Co., Inc.	445,740	6,953,036
Gas Utilities - 1.7%
Tokyo Gas Co. Ltd.	457,200	11,412,483

TOTAL UTILITIES		18,365,519

TOTAL COMMON STOCKS
(Cost $514,679,244)		632,719,625

Money Market Funds - 3.7%
Fidelity Cash Central Fund 2.43% (c)	23,278,104	23,282,760
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	874,967	875,054
TOTAL MONEY MARKET FUNDS
(Cost $24,157,746)		24,157,814
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $538,836,990)		656,877,439
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,099,652)
NET ASSETS - 100%		$655,777,787

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$429,275
Fidelity Securities Lending Cash Central Fund	28,363
Total	$457,638

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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